Notes and Loans Payable (Details) - USD ($)																					1 Months Ended			9 Months Ended		12 Months Ended
	May 04, 2023	Apr. 28, 2023	Jun. 27, 2022	Jul. 01, 2021	Apr. 13, 2021	Mar. 30, 2021	Feb. 03, 2021	Jan. 29, 2021	Jan. 26, 2021	Oct. 22, 2020	Sep. 11, 2020	Jun. 17, 2020	Apr. 07, 2020	Feb. 01, 2020	Jan. 01, 2020	Dec. 01, 2019	Nov. 01, 2019	Oct. 01, 2019	Jul. 01, 2019	Aug. 29, 2018	Mar. 31, 2021	Jun. 17, 2020	Apr. 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	May 02, 2023	Jun. 01, 2018
Loans and Notes Payable [Line Items]
Amortization of debt discount																								$ 276,972	$ 45,816	$ 135,506	$ 149,614
Principal amount																										150,000		$ 377,194
Bears interest rate				10.00%																	98.00%		10.00%
Debt instrument term												1 year															1 year
Cash																															$ 3,000
Accrued interest																											$ 752
Note principal and accrued interest related description																Conversion terms were reinstated and the note and accrued interest of $1,770 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.											$2,260
Agreement, description					On April 13, 2021, the Company issued 10,000 shares of common stock to a consultant for services, which were valued at $11.40, based on the stock price on the date of the grant. The cost of $114,000 was charged to consulting expense.					On October 22, 2020, the Company issued 10,000 shares of common stock to a consultant for services rendered, which were valued at $ 3.40, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.
Principal loan, current																										22,461
Legal and other fees	$ 90,000																									44,650
Total debt discount		$ 38,000																									$ 9,674
Debt discount amortized																				$ 6,000				$ 276,972	65,753	157,446	183,992		$ 5,000
Maturity Term																								Sep. 09, 2017
Accrued interest																											$ 604
Issuance of discount amortization amount																										0
Debt discounts																				$ 6,000
Number of notes payable																											seven
Notes payable																											$ 17,500			$ 85,000
Service vendor fee																											(2,500)
Service arrangement																								$ 17,500		17,500	17,500
Classified current interest																								0		22,461
sale of receivables		125,000
fees		6,750	$ 7,042
Net Payment		118,250
Repayment amount		3,255.21																							122,766
Total repayment		156,250																						40,741
Interest amount		$ 31,250
Repaid loan																								26,042
Loan balance																								99,117
Discount																								31,091		$ 270,064
FORA [Member]
Loans and Notes Payable [Line Items]
Prior loan payoff amounts									$ 75,975
Livingston Asset Management [Member]
Loans and Notes Payable [Line Items]
Bears interest rate															10.00%	10.00%
Debt instrument term															6 years	6 years
Livingston Asset Management [Member]
Loans and Notes Payable [Line Items]
Principal amount																			$ 17,000								0	85,000
Bears interest rate																	10.00%	10.00%	10.00%
Accrued interest																$ 1,353	$ 1,495	$ 1,637										6,760
Note and accrued interest																											7,168
Promissory note issued														$ 17,000	$ 17,000	$ 17,000	$ 17,000	$ 17,000
Note principal and accrued interest related description														The note bears interest at 10% and matures in year The note principal of $17,000 and accrued interest of $1,491 were forgiven at September 30, 2021 and a gain on debt extinguishment was recognized for $18,491.	The note principal balance was $17,000 at September 30, 2020 and accrued interest was $1,209.		Conversion terms were reinstated and the note and accrued interest of $1,779 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.	Conversion terms of the original note were reinstated and the note and accrued interest of $1,924 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.
Livingston Asset Management [Member] | Minimum [Member]
Loans and Notes Payable [Line Items]
Debt instrument term																			6 months
Livingston Asset Management [Member] | Maximum [Member]
Loans and Notes Payable [Line Items]
Debt instrument term																			7 months
HowCo [Member]
Loans and Notes Payable [Line Items]
Bears interest rate													98.00%
Debt instrument term													24 months
Principal amount outstanding													$ 220,710
Agreement, description													The terms call for Howco to use 75% of the funded amount for payroll costs. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. On January 20, 2021 the Company was notified by its bank that the Small Business Administration authorized full forgiveness of its Paycheck Protection Program Loan in the amount of $220,710. The forgiveness of debt was recognized as a gain on debt extinguishment for the amount forgiven.
Paycheck protection plan loan amount																					$ 154,790
HowCo [Member] | Financing Arrangement [Member]
Loans and Notes Payable [Line Items]
Agreement, description																										the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 was to be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $243,742, with unamortized debt discount of $58,110 having a net balance of $185,632. As of December 31, 2020 the principal balance was $176,495, with unamortized debt discount of $26,544 having a net balance of $149,951. The principal balance of $152,318 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.On September 11, 2020, the Company issued a promissory note in the amount of $150,000 to Trillium Partners LP and received the full amount of the note in cash. The note includes cross-default provisions. The note matured on June 30, 2021 and bears interest of 2%. The principal balance was $150,000 at September 30, 2020. During the year ended September 30, 2021 the Company repaid $70,000 of note principal, and Trillium forgave $50,000 bringing the balance to $30,000 with accrued interest of $2,260. Default was given forbearance on the maturity date. On September 30, 2021, the Company repaid the principal balance and accrued interest. On January 26, 2021, the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $121,707, net of discounts totaling $119,929 fees of $595 and prior loan payoff amounts of $75,975 (FORA) and $152,318 (IOU prior note). A total of $462,524 will be paid by direct debit of Howco’s bank account of $8,895, for 51 weekly payments and a final payment of $8,894. The Company recognized a principal amount of $462,524 with debt discounts of $119,929, and liquidated the principal balance and related discounts from the FORA and IOU prior notes. The Company’s CEO is a personal guarantor on financing facility. As of September 30, 2021, the principal balance is $140,449, with unamortized debt discount of $36,142, having a net balance of $104,307. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.On January 29, 2021, the Company issued a promissory note in the amount of $95,000 to Trillium Partners LP and received cash amounting to $93,692, and OID of $1,308. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $95,000 and accrued interest of $790 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.On February 3, 2021, the Company issued a promissory note in the amount of $75,000 to Trillium Partners LP and received cash amounting to $73,085, and OID of $1,915. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $75,000 and accrued interest of $604 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.On March 30, 2021, the Company entered into a financing arrangement through its subsidiary Howco with ODK Capital, LLC. Howco received $83,000 less fees of $2,075 and Original Issue Discount of $29,631 to be amortized over the term of the note. A total of $112,631 will be paid by direct debit of Howco’s bank account of $2,166, for 52 weekly payments. The Company recognized a principal amount of $112,631, $2,075 charged to expense and debt discounts of $29,631. The Company’s CEO is a personal guarantor of the financing facility. As of September 30, 2021 the principal balance is $56,315, with unamortized debt discount of $9,674 having a net balance of $46,641. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.
Financial Business Loans LLC [Member] | Financing Arrangement [Member]
Loans and Notes Payable [Line Items]
Agreement, description																										On June 2, 2020, the Company entered into a financing arrangement through its subsidiary Howco with I Financial Business Loans, LLC. Howco received $150,000, net of discounts totaling $60,000, less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 was to be paid by direct debit of Howco’s bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $140,854, with unamortized debt discount of $28,944, having a net balance of $111,910. As of December 31, 2020, the principal balance was $87,927, with unamortized debt discount of $11,473, having a net balance of $76,454. The balance of $75,975 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco. As of September 30, 2022 and September 30, 2021, the principal balance is $150,000. As of September 30, 2022, $22,461 is classified as current.On August 25, 2020, the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 was to be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $243,742, with unamortized debt discount of $58,110 having a net balance of $185,632. As of December 31, 2020 the principal balance was $176,495, with unamortized debt discount of $26,544 having a net balance of $149,951. The principal balance of $152,318 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.On September 11, 2020, the Company issued a promissory note in the amount of $150,000 to Trillium Partners LP and received the full amount of the note in cash. The note includes cross-default provisions. The note matured on June 30, 2021 and bears interest of 2%. The principal balance was $150,000 at September 30, 2020. During the year ended September 30, 2021 the Company repaid $70,000 of note principal, and Trillium forgave $50,000 bringing the balance to $30,000 with accrued interest of $2,260. Default was given forbearance on the maturity date. On September 30, 2021, the Company repaid the principal balance and accrued interest. On January 26, 2021, the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $121,707, net of discounts totaling $119,929 fees of $595 and prior loan payoff amounts of $75,975 (FORA) and $152,318 (IOU prior note). A total of $462,524 will be paid by direct debit of Howco’s bank account of $8,895, for 51 weekly payments and a final payment of $8,894. The Company recognized a principal amount of $462,524 with debt discounts of $119,929, and liquidated the principal balance and related discounts from the FORA and IOU prior notes. The Company’s CEO is a personal guarantor on financing facility. As of September 30, 2021, the principal balance is $140,449, with unamortized debt discount of $36,142, having a net balance of $104,307. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.On January 29, 2021, the Company issued a promissory note in the amount of $95,000 to Trillium Partners LP and received cash amounting to $93,692, and OID of $1,308. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $95,000 and accrued interest of $790 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.On February 3, 2021, the Company issued a promissory note in the amount of $75,000 to Trillium Partners LP and received cash amounting to $73,085, and OID of $1,915. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $75,000 and accrued interest of $604 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.On March 30, 2021, the Company entered into a financing arrangement through its subsidiary Howco with ODK Capital, LLC. Howco received $83,000 less fees of $2,075 and Original Issue Discount of $29,631 to be amortized over the term of the note. A total of $112,631 will be paid by direct debit of Howco’s bank account of $2,166, for 52 weekly payments. The Company recognized a principal amount of $112,631, $2,075 charged to expense and debt discounts of $29,631. The Company’s CEO is a personal guarantor of the financing facility. As of September 30, 2021 the principal balance is $56,315, with unamortized debt discount of $9,674 having a net balance of $46,641. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.
Small Business Administration [Member]
Loans and Notes Payable [Line Items]
Principal amount												$ 150,000										$ 150,000		$ 150,000
Bears interest rate												3.75%										3.75%
Debt instrument amortization payments												$ 731										$ 731
Principal loan																											150,000
Trillium [Member]
Loans and Notes Payable [Line Items]
Principal amount								$ 95,000			$ 150,000																75,000	$ 150,000
Bears interest rate							2.00%	2.00%			2.00%
Accrued interest																											30,000
Promissory note issued							$ 75,000	$ 95,000
Repaid note principal																											70,000
Forgave amount																											50,000
Cash received							73,085	93,692
Original issue discount							$ 1,915	$ 1,308
Accrued interest																											790
Maturity Term							Jul. 31, 2021
Securities purchase agreement description																								On July 1, 2022, the Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 11), the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at June 30, 2023 and September 30, 2022 was $33,832 and $10,923, respectively. On October 25, 2022, the Company repaid $50,000 of the July merchant financing arrangement. The payment was applied to the Trillium LP notes’ accrued interest and principal bringing its principal balance to $183,259, at June 30, 2023.On July 1, 2022, the Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default.		On July 1, 2022, the “Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant for the purchase of 1,120,000 shares of Common Stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12) the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at September 30, 2022 is $10,923.On July 1, 2022, the “Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant for the purchase of 1,120,000 shares of Common Stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12) the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at September 30, 2022 is $10,923.
Howco with IOU Central Inc [Member]
Loans and Notes Payable [Line Items]
Principal amount																											140,449
Agreement, description									A total of $462,524 will be paid by direct debit of Howco’s bank account of $8,895, for 51 weekly payments and a final payment of $8,894. The Company recognized a principal amount of $462,524 with debt discounts of $119,929, and liquidated the principal balance and related discounts from the FORA and IOU prior notes.
Howco received									$ 121,707
Net of discounts									119,929																		104,307
Legal and other fees									595
Prior loan payoff amounts									$ 152,318
Total debt discount																											36,142
Debt discount amortized																										$ 0
Howco with ODK Capital, LLC [Member]
Loans and Notes Payable [Line Items]
Principal amount						$ 112,631																					56,315
Legal and other fees						83,000
Original issue discount						2,075
Issuance of discount amortization amount						29,631
Direct debit						112,631
Direct debt bank account						2,166
Weekly payments						52
Charged expenses						2,075
Debt discounts						$ 29,631
Net balance																											$ 46,641
JPC [Member]
Loans and Notes Payable [Line Items]
Securities purchase agreement description																								On July 1, 2022, the Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 11), the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity.		On July 1, 2022, the “Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant for the purchase of 1,120,000 shares of Common Stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12) the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at September 30, 2022 is $10,923.